Brown Advisory Growth Equity Fund
Schedule of Investments
March 31, 2021 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 93.4%
Communication Services - 10.8%
70,607	Alphabet, Inc. - Class C*	146,059,758
713,567	Electronic Arts, Inc.	96,595,565
676,246	Match Group, Inc.*	92,902,676
		335,557,999
Consumer Discretionary - 5.8%
39,338	Amazon.com, Inc.*	121,714,919
195,539	Lululemon Athletica, Inc.*	59,973,767
		181,688,686
Consumer Staples - 7.7%
1,024,384	Brown-Forman Corp.	70,651,764
185,164	Costco Wholesale Corp.	65,266,607
349,867	Estee Lauder Companies, Inc.	101,758,817
		237,677,188
Health Care - 22.1%
441,224	Danaher Corp.	99,310,698
238,912	DexCom, Inc.*	85,862,584
1,030,580	Edwards Lifesciences Corp.*	86,197,711
159,515	Intuitive Surgical, Inc.*	117,872,014
262,544	Thermo Fisher Scientific, Inc.	119,819,831
273,568	Veeva Systems, Inc.*	71,466,904
679,704	Zoetis, Inc.	107,039,786
		687,569,528
Industrials - 10.1%
280,124	Cintas Corp.	95,609,122
295,018	IDEX Corp.	61,753,168
390,502	L3Harris Technologies, Inc.	79,146,945
190,496	Roper Technologies, Inc.	76,834,657
		313,343,892
Information Technology - 33.5%
215,281	Adobe, Inc.*	102,338,129
416,440	Autodesk, Inc.*	115,416,346
304,765	Intuit, Inc.	116,743,281
392,952	MasterCard, Inc.	139,910,559
589,788	Microsoft Corp.	139,054,317
591,373	NXP Semiconductors NV	119,067,040
528,114	PayPal Holdings, Inc.*	128,247,204
166,245	ServiceNow, Inc.*	83,140,787
87,541	Shopify, Inc.*	96,864,116
		1,040,781,779
Materials - 3.4%
144,385	Sherwin-Williams Co.	106,557,574
Total Common Stocks (Cost $1,420,911,073)		2,903,176,646

Real Estate Investment Trusts - 3.2%
362,115	SBA Communications Corp.	100,505,018
Total Real Estate Investment Trusts (Cost $36,948,979)		100,505,018

Short-Term Investments - 3.2%
Money Market Funds - 3.2%
98,447,841	First American Government Obligations Fund - Class Z, 0.03%#	98,447,841
Total Short-Term Investments (Cost $98,447,841)		98,447,841
Total Investments - 99.8% (Cost $1,556,307,893)		3,102,129,505
Other Assets in Excess of Liabilities - 0.2%		7,222,688
NET ASSETS - 100.0%		$3,109,352,193

* Non-Income Producing
ADR - American Depositary Receipt
# Annualized seven-day yield as of the date of this report.

Various inputs may be used to determine the value of the Fund's investments.  These inputs are summarized in three broad levels.  The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

As of the date of this report, all of the Fund's investments were categorized as Level 1 securities.

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s  Financial Services LLC ('S&P').  (GICS®) is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.